Segment Information - Summary of Segment Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales of goods / services
Sales of goods / services	$ 425,215	$ 384,565	$ 389,632
Gross profit	39,688	31,608	23,489
Depreciation and amortization	(5,056)	(5,554)	(5,693)
Impairment of property, plant and equipment	(223)	(2,524)	0
Interest income	876	1,045	697
Interest expense	(966)	(962)	(1,304)
Income tax (expense)/benefit	(5,140)	(510)	(466)
Other disclosures
Capital expenditure	4,913	5,170	7,444
Total assets	334,843	293,596
Total liabilities	112,017	96,421
Operating segments [Member]
Sales of goods / services
Gross profit	39,688	31,608	23,489
Depreciation and amortization	(5,053)	(5,551)	(5,690)
Impairment of property, plant and equipment	(223)	(2,524)
Interest income	957	1,153	713
Interest expense	(1,033)	(1,060)	(1,311)
Income tax (expense)/benefit	(4,464)	247	(264)
Other disclosures
Capital expenditure	4,913	5,170	7,430
Total assets	330,923	290,994
Total liabilities	106,452	92,770
Operating segments [Member] | North Asia (Segment) [Member]
Sales of goods / services
Gross profit	7,471	5,033	1,888
Depreciation and amortization	(979)	(1,423)	(1,511)
Impairment of property, plant and equipment	(213)	(1,132)
Interest income	51	34	15
Interest expense	(428)	(692)	(804)
Income tax (expense)/benefit	(1,395)	2,844	614
Other disclosures
Capital expenditure	991	697	594
Total assets	63,853	59,120
Total liabilities	28,928	31,406
Operating segments [Member] | Thailand (Segment) [Member]
Sales of goods / services
Gross profit	20,174	13,421	9,488
Depreciation and amortization	(2,760)	(2,689)	(2,699)
Impairment of property, plant and equipment	(10)	(1,392)
Interest income	845	1,022	621
Interest expense	(553)	(282)	(467)
Income tax (expense)/benefit	(2,727)	(2,059)	(655)
Other disclosures
Capital expenditure	3,332	4,198	6,409
Total assets	181,232	145,549
Total liabilities	55,877	36,929
Operating segments [Member] | Rest of the World (Segment) [Member]
Sales of goods / services
Gross profit	12,043	13,154	12,113
Depreciation and amortization	(1,314)	(1,439)	(1,480)
Interest income	61	97	77
Interest expense	(52)	(86)	(40)
Income tax (expense)/benefit	(342)	(538)	(223)
Other disclosures
Capital expenditure	590	275	427
Total assets	85,838	86,325
Total liabilities	21,647	24,435
Corporate adjustments and Eliminations [Member]
Sales of goods / services
Depreciation and amortization	(3)	(3)	(3)
Interest income	(81)	(108)	(16)
Interest expense	67	98	7
Income tax (expense)/benefit	(676)	(757)	(202)
Other disclosures
Capital expenditure			14
Total assets	3,920	2,602
Total liabilities	5,565	3,651
External customers [Member]
Sales of goods / services
Sales of goods / services	425,215	384,565	389,632
External customers [Member] | Operating segments [Member]
Sales of goods / services
Sales of goods / services	425,215	384,565	389,632
External customers [Member] | Operating segments [Member] | North Asia (Segment) [Member]
Sales of goods / services
Sales of goods / services	101,533	93,931	90,237
External customers [Member] | Operating segments [Member] | Thailand (Segment) [Member]
Sales of goods / services
Sales of goods / services	206,485	152,935	165,354
External customers [Member] | Operating segments [Member] | Rest of the World (Segment) [Member]
Sales of goods / services
Sales of goods / services	117,197	137,699	134,041
Intersegment [Member] | Operating segments [Member]
Sales of goods / services
Sales of goods / services	1,934	2,481	3,883
Intersegment [Member] | Operating segments [Member] | North Asia (Segment) [Member]
Sales of goods / services
Sales of goods / services	890	2,522	2,381
Intersegment [Member] | Operating segments [Member] | Thailand (Segment) [Member]
Sales of goods / services
Sales of goods / services	1,044	(41)	1,502
Intersegment [Member] | Corporate adjustments and Eliminations [Member]
Sales of goods / services
Sales of goods / services	$ (1,934)	$ (2,481)	$ (3,883)